Intangible assets excluding goodwill - Expected useful lives of the intangible assets excluding goodwill (Detail)	12 Months Ended
Dec. 31, 2017
Brand names [Member]
Intangible assets excluding goodwill [Line items]
Expected useful lives of the intangible assets excluding goodwill	2-20
Customer relationships [Member]
Intangible assets excluding goodwill [Line items]
Expected useful lives of the intangible assets excluding goodwill	2-25
Technology-based [Member]
Intangible assets excluding goodwill [Line items]
Expected useful lives of the intangible assets excluding goodwill	3-20
Other intangible assets [Member]
Intangible assets excluding goodwill [Line items]
Expected useful lives of the intangible assets excluding goodwill	1-10
Software [Member]
Intangible assets excluding goodwill [Line items]
Expected useful lives of the intangible assets excluding goodwill	1-10
Product development [Member]
Intangible assets excluding goodwill [Line items]
Expected useful lives of the intangible assets excluding goodwill	3-7